CONSOLIDATED STATEMENT OF INCOME - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	[1]	Dec. 31, 2019
Profit or loss [abstract]
Revenues	$ 198,871	$ 212,174		$ 189,389	[1]
Costs of sales	(21,142)	(23,539)		(23,928)	[1]
Gross profit	177,729	188,635		165,461	[1]
Other income	2,620	1,829		487	[1]
Research and development	(70,369)	(38,519)		(31,786)	[1]
General and administrative	(36,974)	(24,085)		(21,192)	[1]
Marketing and sales	(59,445)	(51,604)		(44,724)	[1]
Other Operating Costs	(166,788)	(114,208)		(97,702)	[1]
Operating profit	13,561	76,256		68,246	[1]
Fair value gain (loss) on revaluation derivatives	114	69		(234)	[1]
Other finance income	14,894	715		1,133	[1]
Other finance expenses	(6,185)	(33,308)		(17,098)	[1]
Finance cost, net	8,823	(32,524)		(16,199)	[1]
Share of net profits in associates using the equity method	694	362		257	[1]
Profit before tax	23,078	44,094	[2]	52,304	[1],[2]
Income tax expense	(7,082)	(6,348)		(11,747)	[1]
Profit for the year	$ 15,996	$ 37,746	[3]	$ 40,557	[1],[3]
Basic earnings per share (in usd per share)	$ 0.025	$ 0.058		$ 0.065	[1]
Diluted earnings per share (in usd per share)	$ 0.023	$ 0.055		$ 0.060

[1]	The Company has adopted a change in its presentation currency from EUR to USD at January 1, 2021, as described in note 2.4. Accordingly, the December 31, 2020 and December 31, 2019 comparative consolidated statements of income and related notes have been re-presented retrospectively based on the accounting policies as outlined in note 2.4.
[2]	The Company has adopted a change in its presentation currency from EUR to USD at January 1, 2021, as described in note 2.4. Accordingly, the December 31, 2020 and December 31, 2019 comparative consolidated statements of cash flows and related notes have been re-presented retrospectively based on the accounting policies as outlined in note 2.4.
[3]	The Company has adopted a change in its presentation currency from EUR to USD at January 1, 2021, as described in note 2.4. Accordingly, the December 31, 2020 and December 31, 2019 comparative consolidated statements of other comprehensive income and related notes have been re-presented retrospectively based on the accounting policies as outlined in note 2.4.